INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 81,335,906	$ 78,947,101	$ 74,321,000
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	23,074,000	20,707,000	18,340,000
Fixed assets - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	215,837	209,842	217,000
Other - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	453,000	383,000	256,000
Capital loss carry-forwards -Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	3,971,000	3,877,000	4,143,000
Lease - Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	0	0	(28,000)
Exploration and evaluation properties - Congo [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes assets not recognized in deductible temporary differences	$ 53,622,069	$ 53,770,259	$ 51,393,000